Interest in Brunswick Corporation Master Trust - Schedule of Master Trust Net Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 154
EBP, Master Trust [Line Items]
Master Trust	$ 175,117,402	$ 159,802,968
EBP 154 | Master Trust
EBP, Master Trust [Line Items]
Master Trust	311,634,453	302,553,916
EBP 154 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust	29,625,703	29,163,338
EBP 170
EBP, Master Trust [Line Items]
Master Trust	2,004,104,428	1,791,966,388
EBP 170 | Master Trust
EBP, Master Trust [Line Items]
Master Trust	311,634,453	302,553,916
EBP 170 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust	282,008,750	273,390,578
Total US All Cap Equity Fund | EBP 154 | Master Trust
EBP, Master Trust [Line Items]
Master Trust	271,689,064	268,756,769
Total US All Cap Equity Fund | EBP 154 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust	22,058,438	22,691,401
Total US All Cap Equity Fund | EBP 170 | Master Trust
EBP, Master Trust [Line Items]
Master Trust	271,689,064	268,756,769
Total US All Cap Equity Fund | EBP 170 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust	249,630,626	246,065,368
Common stock | EBP 154 | Master Trust
EBP, Master Trust [Line Items]
Master Trust	131,032,167	135,778,951
Common stock | EBP 154 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust	10,638,503	11,463,952
Common stock | EBP 170 | Master Trust
EBP, Master Trust [Line Items]
Master Trust	131,032,167	135,778,951
Common stock | EBP 170 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust	120,393,665	124,314,999
Mutual funds | EBP 154 | Master Trust
EBP, Master Trust [Line Items]
Master Trust	138,322,277	132,003,915
Mutual funds | EBP 154 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust	11,230,387	11,145,222
Mutual funds | EBP 170 | Master Trust
EBP, Master Trust [Line Items]
Master Trust	138,322,277	132,003,915
Mutual funds | EBP 170 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust	127,091,890	120,858,693
Collective trusts | EBP 154 | Master Trust
EBP, Master Trust [Line Items]
Master Trust	2,334,620	973,903
Collective trusts | EBP 154 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust	189,548	82,227
Collective trusts | EBP 170 | Master Trust
EBP, Master Trust [Line Items]
Master Trust	2,334,620	973,903
Collective trusts | EBP 170 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust	2,145,071	891,676
Brunswick ESOP Company Stock Fund | EBP 154 | Master Trust
EBP, Master Trust [Line Items]
Master Trust	39,945,389	33,797,147
Brunswick ESOP Company Stock Fund | EBP 154 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust	7,567,265	6,471,937
Brunswick ESOP Company Stock Fund | EBP 170 | Master Trust
EBP, Master Trust [Line Items]
Master Trust	39,945,389	33,797,147
Brunswick ESOP Company Stock Fund | EBP 170 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Master Trust	$ 32,378,124	$ 27,325,210